                                    GMO TRUST

                       AMENDED AND RESTATED SUPPLEMENT TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2004 AND
                  GMO TRUST STATEMENT OF ADDITIONAL INFORMATION
               DATED JUNE 30, 2004, AS REVISED SEPTEMBER 23, 2004

GMO INTERNATIONAL BOND FUND, GMO CURRENCY HEDGED INTERNATIONAL BOND FUND, GMO GLOBAL BOND FUND, GMO CORE PLUS BOND FUND, GMO EMERGING COUNTRY DEBT FUND, AND GMO EMERGING COUNTRY DEBT SHARE FUND

Effective immediately, each of the above Funds may achieve exposure to world interest rates by investing (directly or indirectly) in GMO World Opportunity Overlay Fund ("WOOF") (see page 123 for information regarding WOOF).

GMO WORLD OPPORTUNITY OVERLAY FUND

Effective immediately, the section beginning on page 123 of the Prospectus entitled "Investment by Certain Funds in GMO Short-Duration Collateral Fund and GMO Special Purpose Holding Fund" is hereby renamed "Investment by Certain Funds in GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund, and GMO World Opportunity Overlay Fund" and any references to the section appearing in the Prospectus are accordingly revised. The following paragraphs describing the GMO World Opportunity Overlay Fund are added to such section:

         "GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.

         WOOF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

         WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.

         WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.

         The Manager employs proprietary quantitative techniques to seek to identify and estimate the relative misvaluation of interest
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rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

         The other GMO Funds investing in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. As a result, shareholders of each GMO Fund investing in WOOF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund."

GMO ASIA FUND

Effective September 23, 2004, the name, investment objective, and strategies of GMO Asia Fund have been changed. The Fund's new name is "GMO Emerging Markets Quality Fund." All information regarding the GMO Asia Fund in the Prospectus and Statement of Additional Information has been superseded, and is deemed to be removed from the GMO Trust Prospectus and Statement of Additional Information. Investors seeking information about GMO Emerging Markets Quality Fund should contact GMO Trust at 617-346-7646 (call collect).

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND AND GMO U.S. SECTOR FUND

Footnote 4 to the "Fees and expenses" table for GMO Global (U.S.+) Equity Allocation Fund and footnote 5 to the "Fees and expenses" table for GMO U.S. Sector Fund are amended to reflect the Manager's contractual agreement to reimburse each Fund through at least June 30, 2005 for certain of such Funds' operating expenses, as described more fully in the "Fees and expenses" tables. Accordingly, each instance of "September 30, 2004" in the footnotes is replaced with "June 30, 2005."


Supplement Date:  November 18, 2004

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                                    GMO TRUST

                                 SUPPLEMENT TO
           GMO TRUST -- CLASS M SHARES PROSPECTUS DATED JUNE 30, 2004

GMO INTERNATIONAL BOND FUND, GMO CURRENCY HEDGED INTERNATIONAL BOND FUND, GMO GLOBAL BOND FUND, GMO CORE PLUS BOND FUND, AND GMO EMERGING COUNTRY DEBT SHARE FUND

Effective immediately, each of the above Funds may achieve exposure to world interest rates by investing (directly or indirectly) in GMO World Opportunity Overlay Fund ("WOOF") (see page 67 for information regarding WOOF).

GMO WORLD OPPORTUNITY OVERLAY FUND

Effective immediately, the following paragraphs describing the GMO World Opportunity Overlay Fund are added to the section beginning on page 67 of the Prospectus entitled "Investments in GMO Funds Offered through Separate Prospectuses":

         "GMO WORLD OPPORTUNITY OVERLAY FUND. GMO World Opportunity Overlay Fund ("WOOF"), a portfolio of the Trust, is offered through a separate prospectus. Shares of WOOF are not publicly offered and are principally available only to other GMO Funds and certain accredited investors.

         WOOF does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to reimburse certain of WOOF's operating expenses through at least June 30, 2005 (excluding fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

         WOOF's investment objective is high total return relative to its benchmark, the J.P. Morgan U.S. 3-Month Cash Index, which is independently maintained and published by J.P. Morgan. The Index measures the total return performance of three-month euro-currency deposits in the United States. WOOF is not a "diversified" investment company within the meaning of the 1940 Act.

         WOOF's investment program has two principal components. One component consists mainly of investments in derivatives - primarily, interest rate swap contracts - through which the Manager seeks to exploit misvaluations in world interest rates. The other component consists mainly of investments in U.S. and foreign fixed income securities of relatively high quality. The Manager seeks to achieve WOOF's objective of outperforming its benchmark primarily through returns on WOOF's derivatives positions. The primary purpose of WOOF's fixed income investments is to provide a cash-like return, and to serve as collateral with respect to its derivative positions.

         The Manager employs proprietary techniques applications to seek to identify and estimate the relative misvaluation of interest rates within and across world bond markets. In selecting fixed income securities for the Fund's portfolio, the Manager employs fundamental and proprietary research techniques to seek to identify bond investments with yield spreads that are high relative to other fixed income securities with similar credit quality and average lives.

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         The other GMO Funds investing in WOOF are subject to the risks associated with investments in derivatives. The principal risks of an investment in WOOF include Management Risk, Derivatives Risk, Credit and Counterparty Risk, Liquidity Risk, Market Risk - Fixed Income Securities and Related Derivatives, Leveraging Risk, Focused Investment Risk, Non-Diversification Risk, Foreign Investment Risk, and Currency Risk. As a result, shareholders of each GMO Fund investing in WOOF are indirectly exposed to these risks, in addition to all risks associated with their investment in the GMO Fund."

Supplement Date:  November 18, 2004